Divestitures - Additional Information (Detail) ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Sep. 28, 2012 JPY (¥)	Jan. 31, 2014 USD ($)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of business			¥ 93	¥ 15,016	¥ 52,756
Restructuring costs			90,689	75,570	74,386
Other associated costs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring costs			20,259	14,759	¥ 6,473
Chemical products business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of business	¥ 52,756
Gain (loss) on sale of investments	¥ 9,050
Gracenote
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of business | $		$ 156
Gain (loss) on sale of investments | $		54
Proceeds from sale of investments | $		$ 170
PC business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss recorded in long-lived assets				12,817
Restructuring costs			19,635	40,850
Write-down of excess components in inventory and other				17,391
PC business | Expenses to compensate suppliers
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring costs				8,019
PC business | Employee termination benefits and other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring costs				7,278
PC business | Other associated costs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring costs			¥ 8,278	¥ 12,819